Basis of Preparation (Details 4) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net cash from operating activities	₪ 3,486	₪ 3,487	₪ 3,462
Net cash used in investing activities	₪ (2,618)	(1,128)	₪ (948)
Initial application of IFRS 15, Revenue from Contracts with Customers [Member] | In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Net cash from operating activities		3,322
Net cash used in investing activities		(963)
Initial application of IFRS 15, Revenue from Contracts with Customers [Member] | Change [Member]
Statement Line Items [Line Items]
Net cash from operating activities		165
Net cash used in investing activities		₪ (165)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.